UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    March 31, 2006
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark B. Friedman
Title:    President
Phone:    415-289-3939

Signature, Place and Date of Signing:

/s/ Mark B. Friedman          Mill Valley, CA          May 10, 2006
Mark B. Friedman

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total:      $132,748 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                 TITLE        CUSIP         VALUE
INV     OTHER   VOTING AUTH
NAME OF ISSUER                   OF CLASS                   (X1000)      SHARES
DISC    MNGR  SOLE   SHARED  NONE

3Com Corp                           COMMON    885535104        441
86,128     SOLE          86,128
Abercrombie & Fitch Co.               CL A    002896207      4,256
73,000     SOLE          73,000
Affymetrix Inc.                     COMMON    00826T108      2,799
85,000     SOLE          85,000
Array Biopharma Inc.                COMMON    04269X105        104
11,339     SOLE          11,339
Avigen Inc.                         COMMON    053690103      1,804
349,014     SOLE         349,014
Axonyx Inc                          COMMON    05461R101        300
258,700     SOLE         258,700
Blockbuster Inc.                      CL A    093679108      1,191
300,000     SOLE         300,000
CPI Aerostructures Inc             COM NEW    125919308        105
13,200     SOLE          13,200
Cellegy Pharmaceuticals             COMMON    15115L103        134
161,525     SOLE         161,525
Churchill Downs Inc.                COMMON    171484108     10,014
261,331     SOLE         261,331
CuraGen Corp.                       COMMON    23126R101      1,621
323,643     SOLE         323,643
Cytokinetics Inc.                   COMMON    23282W100      2,514
344,800     SOLE         344,800
Devon Energy Corp.                  COMMON    25179M103        918
15,000     SOLE          15,000
Dialog Semiconductor         SPONSORED ADR    25250P108      1,081
362,600     SOLE         362,600
Discovery Holding Co.          CL A COMMON    25468Y107         94
6,240     SOLE           6,240
Dow Chemical Co.                    COMMON    260543103      4,872
120,000     SOLE         120,000
EP Medsystems Inc.                  COMMON    26881P103        928
337,400     SOLE         337,400
EV3 Inc.                            COMMON    26928A200      2,067
116,738     SOLE         116,738
Exelixis Inc.                       COMMON    30161Q104      2,837
236,200     SOLE         236,200
Finish Line Inc.                      CL A    317923100      3,021
183,634     SOLE         183,634
Genesco Inc.                        COMMON    371532102      6,230
160,200     SOLE         160,200
Huntsman Corp.                      COMMON    447011107      2,050
106,200     SOLE         106,200
Infocus Corp                        COMMON    45665B106      3,344
703,934     SOLE         703,934
K-Swiss Inc.                          CL A    482686102      3,866
128,262     SOLE         128,262
Kohl's Corp.                        COMMON    500255105      5,831
110,000     SOLE         110,000
Liberty Media                    COM SER A    530718105        512
62,400     SOLE          62,400
Liberty Global Inc.              COM SER A    530555101         77
3,744     SOLE           3,744
Liberty Global Inc.              COM SER C    530555309         74
3,744     SOLE           3,744
MI Developments Inc           CL A SUB VTG    55304X104      1,804
51,800     SOLE          51,800
Magna Ent Corp.                       CL A    559211107     15,321
2,256,400     SOLE       2,256,400
Medis Technologies Ltd.             COMMON    58500P107      1,831
78,500     SOLE          78,500
Microsoft Corp.                     COMMON    594918104        414
15,200     SOLE          15,200
Multimedia Games Inc                COMMON    625453105     12,559
844,000     SOLE         844,000
National Semiconductor Corp         COMMON    637640103      1,810
65,000     SOLE          65,000
North Am. Scientific Inc.           COMMON    65715D100        548
233,374     SOLE         233,374
Novell Inc.                         COMMON    670006105      1,590
207,000     SOLE         207,000
Omnicare Inc.                       COMMON    681904108        825
15,000     SOLE          15,000
PLX Technology Inc.                 COMMON    693417107      1,372
109,300     SOLE         109,300
Penwest Pharm.                      COMMON    709754105      4,974
229,300     SOLE         229,300
Polymedica Corp.                    COMMON    731738100      2,484
58,635     SOLE          58,635
Saks Inc.                           COMMON    79377W108      2,027
105,000     SOLE         105,000
Sequenom Inc.                       COMMON    817337108         50
65,200     SOLE          65,200
Skechers USA Inc.                     CL A    830566105      6,140
246,300     SOLE         246,300
Sothebys Holdings Inc.                CL A    835898107      5,663
195,000     SOLE         195,000
Stratus Properties Inc.            COM NEW    863167201        744
30,369     SOLE          30,369
Synplicity Inc.                     COMMON    87160Y108      2,814
435,567     SOLE         435,567
Trump Entertainment Resorts Inc.    COMMON    89816T103      1,482
80,000     SOLE          80,000
Visteon Corp.                       COMMON    92839U107      1,104
240,000     SOLE         240,000
Westlake Chemical Corp              COMMON    960413102      3,179
92,000     SOLE          92,000
YouBet Com Inc.                       CL A    983759101        928
170,000     SOLE         170,000


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